RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
RESTRICTED NET ASSETS
Minimum percentage of after-tax profits appropriated to the general reserve fund	10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the general reserve fund	50.00%	50.00%
Statutory reserves allocated	¥ 33,000	$ 4.8	¥ 2,000	¥ 200
Appropriation to other reserve funds	0		0	¥ 0
Restricted net assets of PRC subsidiaries and the VIE	¥ 7,647,700		¥ 6,606,900		$ 1,108.8